Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parenthetical)	Mar. 31, 2022 £ / shares	Mar. 31, 2021 £ / shares
Statement Of Stockholders Equity [Abstract]
Subdivision of nominal shares and reduction in deferred share capital	£ 0.001	£ 0.001